STOCK-BASED COMPENSATION AND RESTRICTED STOCK AWARDS: Schedule of Nonvested Restricted Stock Units Activity (Tables)	Sep. 30, 2025
December 31, 2024
Schedule of Nonvested Restricted Stock Units Activity

The following table summarizes RSA activity for the periods presented:

	Number of RSAs	Weighted Average Grant Date Fair Value
Balance as of January 1, 2023	752,000	$0.251
Awarded	250,000	$0.050
Vested	(732,000)	$0.227
Forfeited	-	$-
Balance as of December 31, 2023	270,000	$0.128
Awarded	350,000	$0.089
Vested	(400,000)	$0.122
Forfeited	-	$-
Balance as of December 31, 2024	220,000	$0.076

September 30, 2025
Schedule of Nonvested Restricted Stock Units Activity

The following table summarizes RSA activity for the periods presented:

	Number of RSAs	Weighted Average Grant Date Fair Value
Balance as of January 1, 2025	220,000	$0.076
Awarded	400,000	$0.011
Vested	527,500	$0.026
Forfeited	-	$-
Balance as of September 30, 2025	92,500	$0.079